SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Change in Accounting Principle	The following table shows the changes in presentation in the consolidated balance sheets upon the Company’s change in accounting principle to reflect the derecognition of safeguarded customer digital assets and liability for safeguarded customer digital assets (in thousands):

	As of December 31, 2023
	As Previously Reported	Adjustment	As Adjusted
Safeguarded customer digital assets	$71,464	$(71,464)	$—
Liability for safeguarded customer digital assets	71,464	(71,464)	—

Schedule of Useful Lives of Intangible Assets
The estimated useful lives of intangible assets are as follows:

Estimated useful life
Customer relationships	3 - 15 years
Trade name	2 years
Non-compete agreements	3 years
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224

	December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	7,250	(1,624)	—	5,626
Other	0.9	200	(113)	—	87
Total		$116,450	$(1,737)	$—	$114,713
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	September 30, 2025
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$166,000	$—	$(425)	$165,575
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	20,250	(2,613)	(88)	17,549
Other	—	200	(199)	—	1
Total		$192,450	$(2,812)	$(513)	$189,125

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224